Employee benefits - Balance sheet location and funded status (Details 2) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Non-current assets
Other employee-related benefits	$ 26	$ 28
Prepaid pension and other employee benefits	68	70
Current liabilities.
Other employee-related benefits, Current	(34)	(40)
Pension and other employee benefits, Current	(66)	(75)
Non-current liabilities
Other employee-related benefits, Noncurrent	(255)	(252)
Pension and other employee benefits, Noncurrent	(1,924)	(2,394)
Defined pension benefits
Defined Benefit Plan Amounts Recognized in Balance Sheet
Overfunded plans	42	42
Underfunded plans-Current	(18)	(19)
Underfunded plans-Noncurrent	(1,505)	(1,913)
Funded status-underfunded	(1,481)	(1,890)
Non-current assets
Overfunded plans	42	42
Current liabilities.
Underfunded plans-Current	(18)	(19)
Non-current liabilities
Underfunded plans-Noncurrent	(1,505)	(1,913)
Funded status, difference of benefit obligation and plan assets
PBO	11,224	12,355	$ 12,063
Assets	9,743	10,465	10,930
Funded status-underfunded	(1,481)	(1,890)
ABO	10,924	11,869
Assets.	9,743	10,465	10,930
Difference	(1,181)	(1,404)
Defined pension benefits | PBO exceeds assets
Defined Benefit Plan Amounts Recognized in Balance Sheet
Funded status-underfunded	(1,523)	(1,932)
Funded status, difference of benefit obligation and plan assets
PBO	10,413	11,576
Assets	8,890	9,644
Funded status-underfunded	(1,523)	(1,932)
Assets.	8,890	9,644
Defined pension benefits | Assets exceed PBO
Defined Benefit Plan Amounts Recognized in Balance Sheet
Funded status-underfunded	42	42
Funded status, difference of benefit obligation and plan assets
PBO	811	779
Assets	853	821
Funded status-underfunded	42	42
Assets.	853	821
Defined pension benefits | ABO exceeds assets
Funded status, difference of benefit obligation and plan assets
Assets	7,496	8,091
ABO	8,781	9,921
Assets.	7,496	8,091
Difference	(1,285)	(1,830)
Defined pension benefits | Assets exceed ABO
Funded status, difference of benefit obligation and plan assets
Assets	2,247	2,374
ABO	2,143	1,948
Assets.	2,247	2,374
Difference	104	426
Other postretirement benefits
Defined Benefit Plan Amounts Recognized in Balance Sheet
Underfunded plans-Current	(14)	(16)
Underfunded plans-Noncurrent	(164)	(229)
Funded status-underfunded	(178)	(245)
Current liabilities.
Underfunded plans-Current	(14)	(16)
Non-current liabilities
Underfunded plans-Noncurrent	(164)	(229)
Funded status, difference of benefit obligation and plan assets
PBO	178	245	$ 236
Funded status-underfunded	$ (178)	$ (245)